Form N-1A Cover	Oct. 01, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Themes ETF Trust
Entity Central Index Key	0001976322
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 01, 2025
Prospectus Date	Oct. 01, 2025